Related Party Transactions (ANDR) - Additional Information (Detail 1) - shares	Feb. 09, 2024	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Stock issued during the period shares for services	33,333
Common Stock Shares Outstanding		35,255,013	4,678,950